Income tax and social contribuition (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of The Income Tax And Social Contribution Expense [Abstract]
Profit before income taxes	R$ 1,488,027	R$ 1,774,691	R$ 1,912,539
Statutory rate	34.00%	34.00%	34.00%
Expected income tax and social contribution	R$ (505,929)	R$ (603,395)	R$ (650,263)
Permanent Additions (Exclusions) [Abstract]
Gifts	704	(7,175)	(814)
R&D and technological innovation benefit	187,207	134,247	86,665
Different tax rates	(20,839)	(6,316)	3,575
Unrecorded deferred taxes	14,625	0	0
Other additions	2,488	248	15,323
Income tax and social contribution expense	R$ (321,744)	R$ (482,391)	R$ (545,514)
Average effective tax rate	22.00%	27.00%	29.00%
Current income tax and social contribution	R$ (119,801)	R$ (62,840)	R$ (24,471)
Income Tax And Social Contribution Deferred	R$ (201,942)	R$ (419,551)	R$ (521,043)